[LOGO]    Alleghany Funds


               Annual Report

               ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND
               ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND

          APRIL 30, 1999

CONTENTS


Letter from the President......................................  1

Management Discussion & Analysis:

   Alleghany/Blairlogie Emerging Markets Fund..................  2

   Alleghany/Blairlogie International Developed Fund...........  3

Summary Information............................................  4

Schedule of Investments:

   Alleghany/Blairlogie Emerging Markets Fund..................  5

   Alleghany/Blairlogie International Developed Fund...........  8

Statement of Assets and Liabilities............................ 12

Statement of Operations........................................ 13

Statement of Changes in Net Assets............................. 14

Financial Highlights........................................... 16

Notes to Financial Statements.................................. 20

Independent Auditors' Report................................... 24


ALLEGHANY FUNDS GOES INTERNATIONAL

We are pleased to announce two new funds: Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund, previously available as the PIMCOEmerging Markets Fund and PIMCO International Developed Fund.

     Blairlogie Capital Management, based in Edinburgh, Scotland, specializes in managing international and emerging markets portfolios. The firm is led by a seasoned team of international specialists and currently has more than $900 million under management. More importantly, Blairlogie adheres to the same values as Alleghany Funds' other three investment managers: a commitment to discipline, risk managment, expense control, and seasoned management.

BLAIRLOGIE INVESTMENT STRATEGY.

Blairlogie uses a top-down (country allocation) and bottom-up (security selection) active portfolio management process in seeking to outperform while controlling risk. The firm emphasizes large-cap equities and does not utilize currency hedges. Individual stock selection is implemented by country specialists who provide in-depth quality, valuation, and liquidity analysis.

FUND MANAGER.

James Smith is portfolio manager of Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund. He is Chief Investment Officer at Blairlogie, responsible for setting investment policy, determining asset allocation, and managing the investment team. Mr. Smith has more than 20 years of investment management experience; he was previously with Murray Johnstone International. Mr. Smith holds a BSc in Economics from London University and an MBA from Edinburgh University. He is an Associate of the Institute of Investment Management and Research and a Fellow of The Chartered Insurance Institute.

[LOGO]    ALLEGHANY FUNDS


April 30, 1999


Dear Shareowner,

     With this annual report, we would once again like to welcome investors in Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund to the Alleghany family of funds. We are excited about adding the outstanding investment managers from Blairlogie to Alleghany Funds .

     A strong case can be made that investing globally potentially enhances return and reduces volatility in a portfolio. Yet investing abroad obviously has risks, and that's why we've chosen Blairlogie's international investment management team to complement our domestic funds. They've posted a strong history of managing international investments with a disciplined, consistent institutional style--attributes very much in keeping with the rest of Alleghany Funds. You will find specific, detailed historical performance information on both funds later in this report.

     These are certainly interesting times for international investors. For the past few years, international stocks have not performed as well as their advocates have hoped. But one thing we have learned over the years is that markets recognize opportunity, and as recent crises overseas begin to recede, we could be on the cusp of an exciting, rewarding period in international investing.

     We are pleased to offer Blairlogie's experienced international investment management, providing careful attention to country allocation and individual stock research. Thank you for your investment in Alleghany/Blairlogie Funds.


Sincerely,


/s/ Kenneth C. Anderson

Kenneth C. Anderson
President



Alleghany Funds are no-load mutual funds distributed by First Data Distributors, Inc., Westborough, MA 01581. This is not an offer to sell or a solicitation of an offer to buy shares of any of the Funds described. Investment return and [Bprincipal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This information must be accompanied or preceded by a prospectus.

Shareholder Services 800 992 8151 www.alleghanyfunds.com

The Chicago Trust Company.Montag & Caldwell.Veredus Asset Management.Blairlogie Capital Management

Alleghany Funds
Alleghany/Blairlogie Emerging Markets Fund
Management Discussion & Analysis                                  April 30, 1999

--------------------------------------------------------------------------------

Emerging markets was the place to invest during the first four months of 1999, with the MSCI Emerging Market Index returning 26.3% and the Alleghany/Blairlogie Emerging Markets Fund returning 23.3%. Far East stocks, for which the Fund was underweighted, did well for the period.

India, Taiwan and Korea were all strong movers. India did well for a number of reasons: the market was oversold at the end of 1998, sanctions related to nuclear testing were lifted by the United States and certain taxes on mutual funds were abolished.

Turkey's favorable politics caused a rise and Mexico benefited from U.S. economic strength and market contagion. Foreign direct investment and job creation are energetic in Mexico and earnings, outside the banking sector, are strong. The South African market also rose. The main trigger there was a long-expected fall in interest rates, which is likely to be a long-term trend.

We believe Asia's markets should continue to grow stronger. We bought stocks in Korea and Taiwan, where economic recovery is underway. We sold in Brazil, where the strong market after the devaluation of the Real provided a trimming opportunity. Going forward, we expect to underweight the buoyant market in Latin America.

We sold in Poland because of the model downgrade and the war in Serbia. We plan to keep a close watch on emerging European countries. The Balkan conflict in the region bodes badly for these countries. For example, Hungary is now part of NATO and Russian convoys need to pass through to get supplies to Serbia. Higher energy and commodity prices should benefit Russia, but on balance the tensions in the regions cannot be good for the markets if they persist. Conversely, a resolution would be excellent for the region, as billions of dollars of aid find their way into rebuilding the Balkan infrastructure.


               Emerging Markets Fund - Class N

               DATE           CLASS N        MSCI Emerging Markets Free Index
           10/20/94          $10,000.00                 $10,000
           01/31/95           $7,120.61                 $ 7,791
           04/30/95           $7,002.45                 $ 7,982
           07/31/95           $7,481.30                 $ 8,621
           10/31/95           $7,019.52                 $ 8,057
           01/31/96           $7,754.14                 $ 8,852
           04/30/96           $7,891.94                 $ 9,130
           07/31/96           $7,246.80                 $ 8,521                      Class N
           10/31/96           $7,290.65                 $ 8,580                 ____ MSCI Emerging Markets
           01/31/97           $8,036.00                 $ 9,361                 ==== Free Index
           04/30/97           $8,042.26                 $ 9,522
           07/31/97           $8,737.50                 $10,473
           10/31/97           $7,040.11                 $ 7,852
           01/31/98           $6,795.84                 $ 7,140
           04/30/98           $7,729.09                 $ 8,138
           07/31/98           $6,614.20                 $ 6,485
           10/31/98           $5,079.65                 $ 5,419
           01/31/99           $5,179.87                 $ 5,691
           04/30/99           $6,527.76                 $ 7,308

               Emerging Markets Fund - Class I

               DATE           CLASS I        MSCI Emerging Markets Free
           06/01/93          $10,000.00                 $10,000
           09/30/93          $11,710.00                 $11,880
           12/31/93          $15,646.48                 $15,753
           03/31/94          $14,942.34                 $14,329
           06/30/94          $14,455.65                 $14,123
           09/30/94          $17,562.16                 $17,054
           12/31/94          $14,429.39                 $14,601
           03/31/95          $11,700.68                 $12,794
           06/30/95          $12,944.97                 $14,120
           09/30/95          $12,846.74                 $14,030
           12/31/95          $12,620.55                 $13,840
           03/31/96          $13,457.52                 $14,702
           06/30/96          $13,942.08                 $15,317                      Class I
           09/30/96          $13,347.39                 $14,762                 ____ MSCI Emerging Markets
           12/31/96          $13,229.33                 $14,675                 ==== Free Index
           03/31/97          $14,369.60                 $15,918
           06/30/97          $15,454.52                 $17,280
           09/30/97          $14,369.60                 $15,731
           12/31/97          $12,963.64                 $12,975
           03/31/98          $13,572.52                 $13,778
           06/30/98          $11,269.84                 $10,527
           09/30/98          $ 8,424.71                 $ 8,210
           12/31/98          $ 9,413.47                 $ 9,687
           03/31/99          $10,314.76                 $10,892
           04/30/99          $11,607.73                 $12,239

------------------
Past performance is not an indication of future results. These line graphs assume the investment of $10,000 on the commencement dates compared to the Mogan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged index.

Alleghany Funds
Alleghany/Blairlogie International Developed Fund
Management Discussion & Analysis                                  April 30, 1999
--------------------------------------------------------------------------------

For the four months of 1999, the Alleghany/Blairlogie International Developed Fund returned -1.8%, compared with the MSCI EAFE Index, which returned 5.6%. The Euro, originally touted as a currency powerful enough to rival the U.S dollar, instead sagged against it. This influenced dollar-translated returns. Unfortunately, the Fund was overweighted in Europe and underweighted in Japan, which turned out to be the best performer for the quarter.

Japan was a pleasant surprise to most of its investors. It enjoyed a recovery from its low base, initiated some banking reforms and reaped the benefits of several major company reorganizations.

We added to our buys in Australia and Norway, which were both beneficiaries of stronger commodity prices. We sold in Germany and Italy, where we believe economic sluggishness may continue.

We continually review economic changes in each country. While sentiment in Japan is healthier, we think that huge structural problems remain. Major Japanese banks continue to struggle with bad real estate loans, with less than 25% recovered in 1998, and property values are 75% below their 1991 peaks. But if the market is an accurate discounter, we believe a more tangible economic recovery should occur in the early 2000s.

War in Serbia has depressed Europe, but a resolution to the war could boost it. Europe looks cheap right now, but its lack of leadership and economic confidence is likely to hold markets back for at least a couple of quarters. On the plus side, some monster corporate takeovers are in the pipeline; they may help keep markets buoyant.

Dollar strength should eventually feed into higher earnings for Europe's multinationals so we remain optimistic about some markets, notably France and Spain. On a micro level, there is large-scale rationalizing, with multi-billion dollar takeovers announced in banking, telecoms, autos and energy in France, the United Kingdom, Germany and Italy. Such corporate activity, and an overdue respect for shareholder value, should help to keep markets buoyant.

Another opportunity and concern in continental Europe is the status of pension funding. By the early 2000s, annual unfunded pension liabilities in France, Germany, Spain and Italy will likely exceed Gross National Product. Governments should have little choice but to provide incentives to encourage tax-advantaged savings plans. This should start to make an impact on equity markets and we believe it should lead to long-term sustained cash flows in to European equities.

International Developed Fund - Class N

DATE                CLASS N             MSCI EAFE Index

11/30/94            $ 10,000.00         $ 10,000
02/28/95            $  9,780.81         $  9,648
05/31/95            $ 10,606.70         $ 10,509
08/31/95            $ 11,098.53         $ 10,549
11/30/95            $ 11,352.26         $ 10,757
02/29/96            $ 11,798.98         $ 11,274
05/31/96            $ 12,251.65         $ 11,630
08/31/96            $ 11,858.02         $ 11,379
11/30/96            $ 12,458.31         $ 12,022
02/28/97            $ 12,156.70         $ 11,639
05/31/97            $ 12,922.97         $ 12,507
08/31/97            $ 12,550.19         $ 12,409
11/30/97            $ 12,363.80         $ 11,974
02/28/98            $ 14,015.33         $ 13,441
05/31/98            $ 15,410.33         $ 13,897
08/31/98            $ 13,742.87         $ 12,392
11/30/98            $ 14,941.70         $ 13,943
02/28/99            $ 14,896.08         $ 14,106
04/30/99            $ 15,751.13         $ 15,290

__B___ Class N

===== MSCI EAFE Index

International Developed Fund - Class I

DATE                CLASS I             MSCI EAFE Index

06/08/93            $ 10,000.00         $ 10,000
09/30/93            $ 10,480.00         $ 10,497
12/31/93            $ 10,597.21         $ 10,588
03/31/94            $ 11,051.37         $ 10,958
05/30/94            $ 11,646.83         $ 11,518
09/30/94            $ 11,626.85         $ 11,529
12/31/94            $ 11,344.09         $ 11,411
03/31/95            $ 11,722.93         $ 11,624
06/30/95            $ 11,828.17         $ 11,708
09/30/95            $ 12,796.31         $ 12,196
12/31/95            $ 13,287.52         $ 12,690
03/31/96            $ 13,701.01         $ 13,057
06/30/96            $ 14,013.92         $ 13,263
09/30/96            $ 13,835.11         $ 13,247
12/31/96            $ 14,061.82         $ 13,457
03/31/97            $ 13,873.70         $ 13,247
06/30/97            $ 15,425.68         $ 14,988
09/30/97            $ 15,143.50         $ 14,850
12/31/97            $ 14,331.65         $ 13,697
03/31/98            $ 17,048.31         $ 15,711
06/30/98            $ 17,845.69         $ 15,876
09/30/98            $ 15,016.97         $ 13,821
12/31/98            $ 17,758.95         $ 18,435
03/31/99            $ 17,683.06         $ 16,664
04/30/99            $ 18,062.84         $ 17,339

_____ Class I

===== MSCI EAFE Index

________________________

Past performance is not an indication of future results. These line graphs assume the investment of $10,000 on the commencement dates compared to the Mogan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index, an unmanaged index.

Alleghany Funds -- Summary Information
Performance for the Ten Months Ended April 30, 1999
--------------------------------------------------------------------------------

                                               Alleghany/Blairlogie Emerging Markets Fund
                                             Class N                                Class I
Total Returns:
Period 07/01/98 - 04/30/99                     2.76%                                 2.98%
1 Year                                       (15.56)%                              (15.39)%
Three Year Average Annual                     (6.14)%                               (5.86)%
Five Year Average Annual                        N/A                                 (4.38)%
Average Annual Since Inception                (8.99)%                                2.55%
Value of $10,000                             $6,527                               $11,606
from Inception Date                        10/20/94                              06/01/93


Top Ten Holdings as of April 30, 1999
    Company and                         Telefonos de Mexico SA, SP ADR                                   4.44%
  % of Total Net                        Maggav Tavkozlesi, Rights                                        2.64%
      Assets                            Telefonica del Peru SAA, Class B                                 2.48%
                                        Taiwan Fund, Inc.                                                2.31%
                                        Korea Fund                                                       2.16%
                                        Korea Electric Power Corp.                                       1.94%
                                        Telecomunicacoes Brasileiras SA, Pfd Block, SP ADR               1.79%
                                        Turkiye Is Bankasi, Class C                                      1.75%
                                        YPF SA, SP ADR                                                   1.73%
                                        Compania Anonima Nacional Telefonos de Venuela, ADR              1.59%


                                                  Alleghany/Blairlogie International Developed Fund
                                             Class N                                      Class I
Total Returns:
Period 07/01/98 - 04/30/99                     1.05%                                 1.31%
1 Year                                         4.11%                                 4.52%
Three Year Average Annual                      7.96%                                 8.29%
Five Year Average Annual                        N/A                                  9.42%
Average Annual Since Inception                10.83%                                10.57%
Value of $10,000                            $15,749                               $18,080
from Inception Date                        11/30/94                              06/08/93

Top Ten Holdings as of April 30, 1999

    Company and                         Nokia Oyj                                                        2.91%
  % of Total Net                        Webs Japan Index Series                                          2.59%
      Assets                            Royal Dutch Petroleum Co.                                        1.55%
                                        France Telecom SA                                                1.53%
                                        Allied Irish Banks Plc                                           1.45%
                                        EDP-Electricidade de Portugal                                    1.42%
                                        ENI SpA                                                          1.40%
                                        Telefonica SA                                                    1.34%
                                        Total SA, Class B                                                1.31%
                                        Lloyds TSB Group Plc                                             1.30%

Alleghany Funds
Alleghany/Blairlogie Emerging Markets Fund
Schedule of Investments                                          April 30, 1999
--------------------------------------------------------------------------------
                                                                        Market
   Shares                                                                Value
   ------                                                                -----
COMMON STOCKS - 92.85%
              Argentina - 5.56%
      29,750  Astra Cia Argentina de Petroleo SA..................   $    42,560
      11,089  Banco de Galicia y Buenos Aires SA, Class B.........        64,342
       6,120  Banco Frances SA....................................        52,042
         929  IRSA Inversiones y Representaciones SA,
               SP GDR.............................................        31,122
       3,876  Molinos Rio de la Plata SA..........................         6,669
      10,712  Perez Companc SA, SP ADR *..........................       133,307
      11,160  Renault Argentina SA................................        17,082
       1,488  Siderar S.A.I.C., Class A...........................         4,570
      37,216  Siderca SA..........................................        62,920
       7,133  Telefonica de Argentina, SP ADR.....................       266,596
      23,900  Transportadora de Gas del Sur SA,
               Class B............................................        45,668
       7,850  YPF SA, SP ADR......................................       329,700
                                                                     -----------
                                                                       1,056,578
                                                                     -----------

              Brazil - 7.39%
      23,400  Aracruz Celulose SA, Class B........................        46,518
  14,494,507  Banco Bradesco SA...................................        76,838
     217,700  Banco Itau SA.......................................       114,752
   8,881,620  Centrais Electricas Brasileiras SA, Class B.........       187,263
      80,000  Companhia Cervejaria Brahma.........................        37,880
   2,532,245  Companhia Energetica de Minas Geraus................        61,018
     547,900  Companhia Paulista de Forca e Luz...................        36,306
      28,980  Companhia Paulista de Forca e Luz,
              Ord PRF.............................................         1,850
   3,322,000  Companhia Siderurgica Nacional......................        71,844
      29,662  Companhia Vale do Rio Doce,
              Bonus Shares........................................             0
       6,562  Companhia Vale do Rio Doce, Class A *...............       124,303
     721,600  Petroleo Brasliero SA...............................       116,933
       6,200  Souza Cruz SA.......................................        41,271
   1,634,000  Telecomunicacoes Brasileiras........................        84,653
   1,634,000  Telecomunicacoes Brasileiras SA *...................            59
       3,730  Telecomunicacoes Brasileiras SA,
              Pfd Block, SP ADR...................................       340,129
       3,730  Telecomunicacoes Brasileiras SA,
              SP ADR *............................................           291
      22,219  Usinas Siderurgicas de Minas Gerais,
              Class A *...........................................        62,775
                                                                     -----------
                                                                       1,404,683
                                                                     -----------

              Chile - 5.97%
       7,900  Banco Santander Chile, SP ADR.......................       136,275
       9,351  Cia. Telecomunicaciones de Chile SA,
              SP ADR..............................................       247,217
       3,100  Companhia Cerveceria Unidas SA,
              SP ADR..............................................        76,144
              Chile (continued)
      16,950  Empresa Nacional de Electricidad SA,
              SP ADR..............................................   $   237,300
       5,502  Enersis SA, SP ADR..................................       105,570
       5,328  Gener SA, SP ADR....................................       106,560
       4,957  Madeco SA, SP ADR...................................        45,852
       5,290  Maderas y Sinteticos SA, SP ADR.....................        50,942
       3,330  Sociedad Quimica y Minera de Chile SA,
              SP ADR..............................................       122,794
         192  Sociedad Quimica y Minera de Chile SA,
              SP ADR, Class A.....................................         6,708
                                                                     -----------
                                                                       1,135,362
                                                                     -----------

              Hungary - 5.16%
       1,210  Danubius Hotel and Spa, Rights *....................        20,105
       1,975  Gedeon Richter, Rights *............................        72,555
      89,850  Maggav Tavkozlesi, Rights...........................       500,810
      10,430  MOL Magyar Olaj-es Gazipari, Rights.................       232,320
       3,340  OTP Bank, Rights....................................       140,895
         460  Pick Szeged, Rights.................................        14,588
                                                                     -----------
                                                                         981,273
                                                                     -----------

              India - 2.68%
       2,500  Bajaj Auto Ltd., SP GDR.............................        40,950
       2,700  BSES Ltd., GDR......................................        26,392
       3,380  EIH Ltd., SP GDR....................................        16,225
       2,800  Gujarat Ambuja Cement Ltd., SP GDR..................        21,000
       4,610  Hindalco Industries Ltd., SP GDR....................        66,845
       3,530  Indian Hotels Co., Ltd, SP GDR......................        22,062
       8,225  Indian Rayon & Industries Ltd., SP GDR..............        13,406
       1,780  Larsen & Tourbo Ltd., GDR...........................        16,465
       6,900  Mahanagar Telephone Nigam Ltd., GDR.................        71,760
       7,200  Reliance Industries Ltd., GDR.......................        54,000
       5,100  State Bank of India, GDR............................        45,390
       9,724  Tata Engineering & Locomotive Co., Ltd.
              SP GDR..............................................        31,895
       6,900  Videsh Sanchar Nigam Ltd., GDR......................        82,800
                                                                     -----------
                                                                         509,190
                                                                     -----------

              Israel - 7.34%
       9,200  Agis Industries Ltd. *..............................        52,907
      76,600  Bank Hapoalim.......................................       183,022
      38,600  Bank Leumi Le-Israel................................        66,128
      40,700  Bezeq Israeli Telecommunications
              Corp. Ltd. *........................................       158,353
       5,920  Blue Square Chain Investments and
              Properties Ltd. *...................................        87,888
       5,170  ECI Telecom Ltd., ADR...............................       190,645
       2,550  Elite Industries Ltd................................        97,988
       3,390  Formula Systems Ltd. *..............................        85,648

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Blairlogie Emerging Markets Fund
Schedule of Investments - continued                               April 30, 1999
--------------------------------------------------------------------------------

                                                              Market
     Shares                                                    Value
     ------                                                   ------
              Israel (continued)
      72,300  Israel Chemicals Ltd...................... $    86,808
       1,220  Koor Industries Ltd.......................     132,098
      14,000  Supersol Ltd..............................      37,898
       4,650  Teva Pharmaceuticals Industries Ltd.......     215,605
                                                         -----------
                                                           1,394,988
                                                         -----------

              Mexico - 13.32%
      30,300  Alfa SA de CV.............................     119,140
      29,223  Cemex SA de CV............................     135,397
     116,137  Cifra SA de CV, Series V *................     220,748
      37,700  Desc SA de CV, Series B...................      48,070
       3,100  Fomento Economico Mexicano, SP ADR........     112,764
      26,400  Grupo Carso SA de CV, Series A1 *.........     127,300
      36,107  Grupo Financiero Banamex Accival,
              SA de CV, Class L *.......................      85,496
      38,964  Grupo Industrial Bimbo SA de CV,
              Series A..................................      82,384
      28,910  Grupo Mexico SA, Series B.................     112,115
      91,900  Grupo Modelo SA de CV, Series C...........     240,904
       3,240  Grupo Televisa SA, SP GDR *...............     132,840
      12,100  Industrias Penoles SA *...................      40,790
      26,500  Kimberley-Clark de Mexico SA, Class A.....     102,770
      15,500  Savia SA de CV *..........................      97,984
      11,150  Telefonos de Mexico SA, SP ADR............     844,614
       4,000  TV Azteca SA de CV, SP ADR *..............      28,000
                                                         -----------
                                                           2,531,316
                                                         -----------

              Peru - 5.17%
      25,200  Banco Wiese, SP ADR *.....................      50,400
      12,643  Cementos Lima SA..........................      17,623
      10,947  Compania de Minas Buenaventura,
               Class A..................................      82,037
       1,574  Compania de Minas Buenaventura,
              Class B...................................      12,268
      16,816  Credicorp Ltd.............................     170,263
      21,738  Ferreyros SA..............................      15,183
      64,100  Luz del Sur SAA, Class B..................      37,277
       3,868  Minsur SA *...............................       7,664
       2,200  Southern Peru Ltd.........................       8,045
     316,238  Telefonica del Peru SAA, Class B..........     472,081
     256,283  Union de Cervecerias Backus y Johnston SAA     109,857
                                                         -----------
                                                             982,698
                                                         -----------

              Poland - 4.34%
       8,000  Bank Handlowy w Warszawie.................      97,093
         530  Bank Przemyslowo-Handlowy SA..............      27,070
       2,715  Bank Rozwoju Eksportu SA..................      60,410
       1,310  Bank Slaski SA w Katowicach...............      59,290
      27,500  BIG Bank Gdanski SA.......................      48,325
       2,130  Debica SA.................................      26,120
       8,471  Elektrim Spolka Akcyjna SA................     100,666
       1,180  Softbank SA...............................      36,250
       5,240  Stomil Olsztyn SA......................... $    24,510
      45,500  Telekomunikacja Polska SA, GDR *..........     283,465
      11,158  Wielkopolski Bank Kredytowy SA............      60,938
                                                         -----------
                                                             824,137
                                                         -----------

              Portugal - 2.56%
       1,770  Banco Comercial Portugues SA, Class R.....      49,964
       1,166  Banco Espirito Santo e Comercial de
              Lisboa SA.................................      28,043
         900  BPI-SGPS SA...............................      24,273
         500  Brisa-Auto Estradas de Portugal SA........      21,205
         955  Cimpor-Cimentos de Portugal SGPS SA.......      26,262
         800  Companhia de Seguros Mundial
              Confianca SA *............................      22,592
       6,600  EDP-Electricidade de Portugal SA..........     124,252
         800  Investec-Consultadoria Internacional SA...      26,560
         715  Jeronimo Martins, SGPS SA.................      23,557
         321  Jeronimo Martins, SGPS SA, New *..........      10,287
       2,440  Portugal Telecom SA.......................     101,808
         780  Sonae Investimentos-Sociedade Gestora de
              Participacoes Sociais SA..................      27,875
                                                         -----------
                                                             486,678
                                                         -----------

              South Africa - 5.65%
       6,780  ABSA Group Ltd............................      35,713
       1,050  Anglo American Corp. of South Africa Ltd..      54,340
       4,200  Anglo American Platinum Corp. Ltd.........      76,740
       1,140  AngloGold Ltd.............................      53,669
      12,170  Barlow Ltd................................      73,120
      15,430  C.G.Smith Ltd.............................      39,622
       5,820  De Beers..................................     145,619
       5,100  Driefontein Consolidated Ltd..............      20,609
         452  Edgars Stores Ltd.........................       2,306
      34,400  FirstRand Ltd.............................      37,939
       4,450  Liberty Life Association of Africa Ltd....      64,241
       7,000  Naspers Ltd., Class N.....................      36,872
       5,110  Nedcor Ltd., GDR, Class S.................     113,059
      16,340  Rembrandt Group Ltd.......................     124,399
       8,800  Sasol Ltd.................................      62,288
      11,680  South African Breweries Plc *.............      96,708
       4,300  Woolworths Holdings Ltd., GDR.............      36,550
                                                         -----------
                                                           1,073,794
                                                         -----------

              South Korea - 8.64%
       2,300  Hyundai Motor Co. Ltd. *..................      38,414
       1,549  Hyundia Motor Co.Ltd., Rights.............       8,670
       7,000  Kookmin Bank..............................      95,414
      12,800  Korea Electric Power Corp.................     368,330
      32,800  Korea Fund *..............................     410,000
       2,500  Korea Telecom Corp........................     109,382
       6,483  L.G. Chemical Ltd.........................     111,823
       1,700  Samsung Display Devices Co................      87,253

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Blairlogie Emerging Markets Fund
Schedule of Investments - continued                               April 30, 1999
--------------------------------------------------------------------------------

                                                                      Market
     Shares                                                            Value
     ------                                                           ------
              South Korea (continued)
       2,609  Samsung Electronics...........................     $   200,643
       2,200  Shinsegae Department Store Co.................          75,894
       6,500  SK Corp.......................................         136,727
                                                                 -----------
                                                                   1,642,550
                                                                 -----------

              Taiwan - 9.00%
       8,000  Advanced Semiconductor Engineering, Inc.,
              GDR *.........................................         128,000
      12,500  Asia Cement Corp., SP GDR.....................         115,625
      21,500  Asustek Computer, Inc., GDR *.................         290,788
       9,500  China Steel Corp., SP GDR *...................         150,338
      18,500  Evergreen Marine Corp., SP GDR................         275,650
      14,000  Standard Foods Taiwan Ltd., GDR *.............         100,800
      27,000  Taiwan Fund, Inc. *...........................         438,750
      20,386  Winbond Electronic Corp., GDR *...............         209,975
                                                                 -----------
                                                                   1,709,926
                                                                 -----------

              Thailand - 1.45%
      27,500  Bangkok Bank Public Co. Ltd. *................          82,278
       8,900  Electricity Generating Public Co. Ltd. *......          19,792
       5,300  PTT Exploration & Production Public Co. Ltd. *          48,857
       2,000  Siam Cement Public Co. Ltd. *.................          59,083
      23,500  Thai Farmers Bank Public Co. Ltd. *...........          65,242
                                                                 -----------
                                                                     275,252
                                                                 -----------

              Turkey - 6.45%
   1,231,455  Adana Cimento Sanayii Turk Anomin Sirketi,
               Class A......................................          40,040
   1,029,682  Akbank TAS....................................          32,824
   1,547,500  Arcelik AS....................................          61,170
     491,000  Aygaz AS......................................          42,573
     718,000  Brisa Bridgestone Sabanci Lastik
              San. ve Tic AS................................          21,973
      45,000  Cukurova Elektrik AS..........................          55,657
     497,000  Ege Biracilik ve Malt Sanayii AS..............          50,697
   5,164,000  Eregli Demir ve Celik Fabrikalari TAS *.......          94,817
   1,781,500  Haci Omer Sabanci Holding AS..................          48,838
     102,400  Migros Turk TAS...............................         141,015
     662,600  Netas Northern Electric
              Telekomunikasyon AS...........................          15,545
   3,062,250  Turkiye Garanti Bankasi AS *..................         138,615
   6,779,500  Turkiye Is Bankasi, Class C *.................         332,813
   6,183,044  Yapi ve Kredi Bankasi SA......................         148,218
                                                                 -----------
                                                                   1,224,795
                                                                 -----------


              Venezuela - 2.17%
       4,565  C.A. La Electricidad de Caracas, ADR..........     $    98,376
      11,000  Compania Anonima Nacional Telefonos
              de Venuela, ADR...............................         302,500
       3,850  Mavesa SA, SP ADR.............................          11,550
                                                                 -----------
                                                                     412,426
                                                                 -----------
              Total Common Stocks...........................      17,645,646
                                                                 -----------
              (Cost $16,774,792)

     Par Value
     ---------

CORPORATE NOTES AND BONDS - 0.84%
              Industrial - 0.84%
$     36,000  Far East Department Stores
               3.0000% 07-06-2001...........................          32,895
      52,000  Formosa Chemical & Fibre Corp.
               1.7500% 07-19-2001...........................          60,190
      57,000  Nan Ya Plastics Corp. Conv
               1.7500% 07-19-2001...........................          66,690
                                                                 -----------

              Total Corporate Notes and Bonds...............         159,775
                                                                 -----------
              (Cost $157,918)

Total Investments - 93.69%..................................      17,805,421
                                                                 -----------
(Cost $16,932,710)**
Net Other Assets and Liabilities - 6.31%....................       1,198,697
                                                                 -----------
Net Assets - 100.00%........................................     $19,004,118
                                                                 ===========


---------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $17,087,690.

              ..............................................
           Gross unrealized appreciation....................     $ 3,285,798
           Gross unrealized depreciation....................      (2,568,067)
                                                                 -----------
           Net unrealized appreciation for
              federal tax purposes..........................     $   717,731
                                                                 ===========

      ADR  American Depositary Receipts
      GDR  Global Depositary Receipts
   SP ADR  Sponsored American Depositary Receipts
   SP GDR  Sponsored Global Depositary Receipts

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Blairlogie International Developed Fund
Schedule of Investments                                       April 30, 1999
--------------------------------------------------------------------------------

                                                                       Market
   Shares                                                               Value
   ------                                                               -----
COMMON STOCKS - 100.73%

               Australia - 4.80%
      60,956  Amcor Ltd.......................................   $    328,110
      64,610  Broken Hill Proprietary Co. Ltd.................        729,996
     102,100  Foster's Brewing Group Ltd......................        297,645
      71,454  Leighton Holdings Ltd...........................        269,360
      49,300  National Australia Bank Ltd.....................        959,226
      62,684  News Corp. Ltd..................................        525,000
     101,300  Southcorp Ltd...................................        415,368
      34,451  TABCORP Holdings Ltd............................        280,018
     112,300  Telstra Corp. Ltd...............................        609,010
      90,697  Westpac Banking Corp............................        691,957
                                                                 ------------
                                                                    5,105,690
                                                                 ------------

               Finland - 4.73%
      11,500  Fortum Corp., The Ivo-Neste Group...............         61,424
      24,340  Metsa-Serla Oyj, Class B........................        208,520
      40,128  Nokia Oyj.......................................      3,096,098
      13,828  Okobank, Class A................................        122,852
      11,620  Oy Hartwall AB..................................        130,273
         400  Rauma Oyj.......................................          5,373
      20,898  Rautaruukki Oyj.................................        148,089
      10,730  Sonera Group Oyj................................        213,354
      11,723  UPM-Kymmene Oyj.................................        355,226
       4,000  Viking Line Oyj.................................        158,647
       6,110  Werner Soderstrom Osakeyhtio-WSOY,
              Class B.........................................        419,981
      10,780  YIT-Yhtyma Oyj..................................        107,173
                                                                 ------------
                                                                    5,027,010
                                                                 ------------

               France - 15.69%
       6,410  Alcatel.........................................        787,783
       4,900  Axa.............................................        633,300
      14,810  Banque Nationale de Paris.......................      1,228,825
       1,720  Carrefour SA *..................................      1,364,368
       3,200  Castorama Dubois................................        766,585
       3,600  Compagnie de Saint Gobain.......................        618,725
       2,800  Compagnie Gen Des Eaux, Warrant *,
              expires 05/02/2001..............................          6,189
       2,000  Danone..........................................        535,170
       7,627  Elf Aquitaine SA................................      1,185,805
       1,450  Essilor International SA........................        478,480
      20,126  France Telecom SA...............................      1,627,335
       6,010  Groupe GTM......................................        573,673
       7,370  Hermes International............................        608,000
       6,756  Lafarge SA......................................        657,385
         820  L'OREAL.........................................        525,568
      10,920  Pechiney SA, Class A............................        461,982
       4,250  Pinault-Printemps-Redoute SA....................        705,717
       3,305  PSA Peugeot Citroen.............................   $    548,798
       4,990  Suez Lyonnaise des Eaux.........................        849,705
      10,131  Total SA, Class B...............................      1,388,670
      20,880  Usinor SA.......................................        323,307
       3,490  Vevendi.........................................        816,125
                                                                 ------------
                                                                   16,691,495
                                                                 ------------

               Germany - 8.03%
       2,527  Allianz AG......................................        806,349
       9,854  BASF AG.........................................        430,433
      15,091  Bayer AG........................................        638,439
      12,784  DaimlerChrysler AG..............................      1,251,369
       5,837  Deutsche Bank AG................................        337,382
         648  Deutsche Bank AG, New *.........................         36,462
      10,000  Deutsche Telekom AG.............................        398,205
       5,653  Dresdner Bank AG................................        243,938
       6,240  HypoVereinsbank.................................        412,484
       5,575  Mannesmann AG...................................        730,564
       3,560  Metro AG........................................        259,424
       1,950  Muenchener Rueckversicherungs-
              Gesellschaft AG.................................        399,077
         750  Muenchener Rueckversicherungs-
              Gesellschaft AG, New *..........................        151,905
       6,029  RWE AG..........................................        277,380
         815  SAP AG..........................................        301,695
       8,546  Siemens AG......................................        629,995
      10,130  Veba AG.........................................        554,450
         430  Viag AG.........................................        217,163
       6,520  Volkswagen AG...................................        461,334
                                                                 ------------
                                                                    8,538,048
                                                                 ------------

               Ireland - 3.07%
      95,300  Allied Irish Banks Plc..........................      1,542,148
      32,300  CRH Plc.........................................        637,125
      31,459  Irish Life & Permanent Plc......................        455,835
      28,300  Kerry Group Plc, Class A........................        372,048
      94,000  Smurfit (Jefferson) Group Plc...................        256,502
                                                                 ------------
                                                                    3,263,658
                                                                 ------------

               Italy - 7.52%
      21,175  Assicurazioni Generali..........................        825,283
      89,490  Banca Commerciale Italiana *....................        737,317
      30,000  Banca Popolare di Milano........................        255,423
     164,000  Benetton Group SpA *............................        294,872
      36,300  Burgo (Cartiere) SpA............................        259,150
      14,000  Edison SpA *....................................        124,380
     226,215  ENI SpA.........................................      1,490,567
     188,656  Fiat SpA........................................        632,516
      40,780  Instituto Bancario San Paolo di Torino *........        612,460

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Blairlogie International Developed Fund
Schedule of Investments                                       April 30, 1999
--------------------------------------------------------------------------------

                                                                       Market
   Shares                                                               Value
   ------                                                               -----
               Italy (continued)
      46,600  Instituto Nazionale delle Assicurazioni.........   $    123,216
      59,000  Italcementi SpA.................................        286,422
      53,000  Italgas Spa.....................................        235,994
     400,500  Montedison SpA..................................        302,867
     133,600  Telecom Italia Mobile SpA.......................        796,943
      86,820  Telecom Italia SpA..............................        924,679
     165,000  Unione Immobiliare SpA..........................         94,585
                                                                 ------------
                                                                    7,996,674
                                                                 ------------

               Japan - 14.72%
      17,900  Aoyamma Trading Co. Ltd.........................        498,035
      87,000  Asahi Chemical Industry Co. Ltd.................        506,726
      61,000  Bank of Tokyo-Mitsubishi Ltd....................        900,750
      22,000  Bridgestone Corp................................        589,986
      21,000  Canon, Inc......................................        513,890
      20,000  Fanuc Ltd.......................................        871,570
      16,000  Fuji Photo Film.................................        604,735
      44,000  Fujisawa Pharmaceutical Co. Ltd.................        722,733
      67,000  Hitachi Ltd.....................................        489,620
      93,000  Kirin Brewery Co. Ltd...........................      1,052,169
      35,000  Matsushita Electric Industrial Co. Ltd..........        665,829
     139,000  Mitsubishi Heavy Industries Ltd.................        609,236
     201,000  Mitsui O.S.K Lines Ltd..........................        463,230
      14,000  Murata Manufacturing Co. Ltd....................        801,340
      66,000  NEC Corp........................................        788,736
          95  Nippon Telegraph & Telephone Corp...............      1,034,988
      23,000  Sankyo Co. Ltd..................................        482,840
      31,000  Sega Enterprises Ltd............................        552,064
      96,000  Sekisui Chemical Co. Ltd........................        642,011
      27,000  Sharp Corp......................................        316,781
      38,000  Shiseido Co. Ltd................................        598,701
      60,000  Tokio Marine & Fire Insurance Co. Ltd...........        699,435
      26,700  Tokyo Electric Power Co.........................        570,585
      24,000  Toyota Motor Corp...............................        681,835
                                                                 ------------
                                                                   15,657,825
                                                                 ------------

               Netherlands - 6.13%
      15,479  ABN AMRO Holding NV.............................        369,175
       2,500  AEGON NV........................................        239,954
       4,304  Akzo Nobel NV...................................        194,603
      21,150  Elsevier NV.....................................        316,525
      13,808  Fortis (NL) NV..................................        492,155
       3,800  Heineken NV.....................................        190,905
      13,011  ING Groep NV....................................        802,272
       4,744  Kininjkuhje (Royal) Philips Electronics NV......        408,925
       5,400  Koninklijke Ahold NV............................        200,752
       6,161  KPN NV..........................................        257,390
      28,357  Royal Dutch Petroleum Co........................      1,652,548
       6,661  TNT Post Group NV...............................        179,648
      12,620  Unilever NV.....................................        864,920
       8,519  VNU NV..........................................        345,088
                                                                 ------------
                                                                    6,514,860
                                                                 ------------

               Norway - 2.36%
      58,220  Christiania Bank Og Kreditkasse.................   $    223,783
      54,150  Den Norske Bank ASA.............................        195,650
      16,800  Hafslund ASA, Class B...........................         62,423
      11,820  Merkantildata ASA...............................        118,126
      17,110  Norsk Hydro ASA.................................        766,178
       5,230  Norske Skogindustrier ASA.......................        162,833
      18,920  Orkla ASA, Class B..............................        277,562
      14,510  Petroleum Geo-Services *........................        244,470
      32,500  Storebrand ASA *................................        235,268
       6,300  Tandberg Television ASA *.......................         59,731
       2,920  Tomra Systems ASA...............................        115,978
       6,270  Unitor ASA......................................         51,413
                                                                 ------------
                                                                    2,513,415
                                                                 ------------

               Portugal - 5.10%
      23,813  Banco Comercial Portugues SA, Class R...........        672,210
       9,550  Banco Espirito Santo e Comercial de
              Lisboa SA.......................................        229,687
       7,800  BPI-SGPS SA.....................................        210,367
       4,261  Brisa-Auto Estradas de Portugal SA..............        180,717
      14,732  Cimpor-Cimentos de Portugal SGPS SA.............        405,113
       8,400  Companhia de Seguros Mundial
              Confianca SA *..................................        237,210
      80,427  EDP-Electricidade de Portugal SA................      1,514,132
      12,708  Jeronimo Martins, SGPS SA.......................        418,675
       4,236  Jeronimo Martins, SGPS SA, New *................        135,750
      27,075  Portugal Telecom SA.............................      1,129,685
       8,178  Sonae Investimentos-Sociedade Gestora de
              Participacoes Sociais SA........................        292,265
                                                                 ------------
                                                                    5,425,811
                                                                 ------------

               Spain - 5.84%
      26,968  Argentaria, Caja Postal y Banco Hipotacario
              de Espana, SA...................................        634,915
      26,096  Autopistas, Concesionaria Espanola SA...........        330,101
      53,878  Banco Bilbao Vizcaya SA.........................        806,894
      32,283  Banco Santander Central Hispano SA..............        702,003
      30,195  Endesa SA.......................................        671,929
       5,880  Gas Natural SDG SA, Class E.....................        474,820
       3,932  Gas y Electridad SA.............................        324,377
      34,982  Iberdrola SA....................................        490,232
      20,274  Repsol SA.......................................        330,220
      30,274  Telefonica SA...................................      1,420,055
      31,274  Telefonica SA, Bonus Rights *...................         29,107
                                                                 ------------
                                                                    6,214,653
                                                                 ------------

               Switzerland - 5.22%
         194  ABB AG..........................................        283,169
           6  Ciba Specialty Chemicals AG *...................            494
         315  Clariant AG.....................................        161,184
       1,926  Credit Suisse Group.............................        382,205
         255  Holderbank Financiere Glarus AG.................        307,637

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Blairlogie International Developed Fund
Schedule of Investments - continued                              April 30, 1999
--------------------------------------------------------------------------------

                                                                 Market
Shares                                                           Value
------                                                           ------
               Switzerland (continued)
         361  Nestle SA...............................      $     668,549
         671  Novartis AG.............................            982,938
         114  Roche Holding AG........................          1,341,660
          67  Schindler Holding AG....................            105,928
       3,040  TAG Heuer International SA..............            304,629
       2,025  UBS AG..................................            688,129
         500  Zurich Allied AG........................            322,433
                                                            -------------
                                                                5,548,955
                                                            -------------

               United Kingdom - 14.93%
      38,972  Abbey National Plc......................            881,235
      23,496  AstraZeneca Group Plc...................            915,212
      44,360  Boots Co. Plc...........................            586,430
      67,203  BP Amoco Plc............................          1,273,174
      62,300  British Telecommunications Plc..........          1,045,024
      24,500  Cable & Wireless Plc....................            347,527
      33,000  Cadbury Schweppes Plc...................            442,623
      35,934  CGU Plc.................................            565,195
      39,900  Diageo Plc..............................            462,660
      27,865  Glaxo Wellcome Plc......................            821,887
      19,672  HSBC Holdings Plc.......................            747,594
      65,229  IMI Plc.................................            311,567
      85,720  Lloyds TSB Group Plc....................          1,379,282
      28,900  Marks & Spencer Plc.....................            198,114
      50,100  National Power Plc......................            401,859
      53,131  Prudential Corp. Plc....................            758,350
      44,577  Scottish & Newcastle Plc................            557,038
      64,858  Scottish Power Plc......................            531,448
      56,537  Shell Transport & Trading Plc...........            423,258
      81,152  SmithKline Beecham Plc..................          1,072,814
     180,245  Tesco Plc...............................            534,102
      82,888  Unilever Plc *..........................            737,174
      16,500  Vodafone Group Plc......................            301,981
      65,074  Wolsely Plc.............................            581,883
                                                            -------------
                                                               15,877,431
                                                            -------------

              United States - 2.59%
     230,000  WEBS Japan Index Series.................          2,760,000
                                                            -------------

              Total Common Stocks.....................        107,135,525
                                                            -------------
              (Cost $89,147,746)

Total Investments -100.73%............................        107,135,525
                                                            -------------
(Cost $89,147,746)**
Liabilities Net of Cash and Other
Assets - (0.73)%......................................           (773,218)
                                                            -------------
Net Assets - 100.00%..................................      $ 106,362,307
                                                            =============

_______________

  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $89,242,392.

          Gross unrealized appreciation...............      $  20,499,077
          Gross unrealized depreciation...............         (2,605,944)
                                                            -------------
          Net unrealized appreciation for
             federal tax purposes.....................      $  17,893,133
                                                            =============
See accompanying Notes to Financial Statements.

                      This page intentionally left blank.

Alleghany Funds
Statement of Assets and Liabilities                               April 30, 1999
--------------------------------------------------------------------------------

                                                                      Alleghany/Blairlogie       Alleghany/Blairlogie
                                                                            Emerging                 International
                                                                          Markets Fund              Developed Fund
                                                                      --------------------       --------------------
ASSETS:
   Investments:
     Investments at cost.............................................    $    16,932,710         $       89,147,746
     Net unrealized appreciation.....................................            872,711                 17,987,779
                                                                         ---------------         ------------------
     Total investments at value......................................         17,805,421                107,135,525
   Cash..............................................................          1,366,750                         --
   Foreign currency (cost $51,052 and $1,327,106, respectively)......             51,075                  1,325,948
   Receivables:
     Investments and foreign currency sold...........................                 --                    677,704
     Dividends and interest..........................................             66,393                    415,019
     Fund shares sold................................................                287                     56,847
     Other...........................................................                 --                     44,465
                                                                         ---------------         ------------------
       Total assets..................................................         19,289,926                109,655,508
                                                                         ---------------         ------------------

Liabilities:
   Payables:
     Investments and foreign currency purchased......................             87,242                    229,271
     Bank overdraft..................................................                 --                  1,884,504
     Fund shares purchased...........................................            198,566                  1,179,426
                                                                         ---------------         ------------------
       Total liabilities.............................................            285,808                  3,293,201
                                                                         ---------------         ------------------
Net Assets...........................................................    $    19,004,118         $      106,362,307
                                                                         ===============         ==================


Net Assets consist of:
   Capital paid-in...................................................    $    36,113,578         $       88,316,830
   Accumulated undistributed (distribution in excess of)
     net investment income ..........................................             (1,001)                    (4,476)
   Accumulated net realized gain (loss) on investments...............        (17,976,654)                    71,874
   Net unrealized appreciation on investments........................            868,195                 17,978,079
                                                                         ---------------         ------------------
Total Net Assets.....................................................    $    19,004,118         $      106,362,307
                                                                         ===============         ==================

Class N:
   Net Assets........................................................    $       960,831         $        5,278,369
   Shares of beneficial interest outstanding.........................             92,189                    415,559
                                                                         ---------------         ------------------
   Net Asset Value
     Offering and redemption price per share
     (Net Assets/Shares Outstanding).................................    $         10.42         $            12.70
                                                                         ===============         ==================
Class I:
   Net Assets........................................................    $    18,043,287         $      101,083,938
   Shares of beneficial interest outstanding.........................          1,729,551                  7,958,222
                                                                         ---------------         ------------------
   Net Asset Value
     Offering and redemption price per share
     (Net Assets/Shares Outstanding).................................    $         10.43         $            12.70
                                                                         ===============         ==================

See accompanying Notes to Financial Statements.

Alleghany Funds
Statement of Operations
For the Ten Months Ended April 30, 1999 and the Year Ended June 30, 1998
--------------------------------------------------------------------------------

                                                                         Alleghany/Blairlogie             Alleghany/Blairlogie
                                                                         Emerging Markets Fund        International Developed Fund
                                                                    -----------------------------    ------------------------------
                                                                      Ten Months                       Ten Months
                                                                         Ended       Year Ended           Ended       Year Ended
                                                                       04/30/99       06/30/98          04/30/99       06/30/98
                                                                    --------------  -------------    --------------  --------------
 INVESTMENT INCOME:
   Dividends, net of foreign taxes................................  $      388,035  $     684,051    $    1,031,052  $   2,006,395
   Interest.......................................................          34,267        107,781           187,723        541,299
                                                                    --------------  -------------    --------------  --------------
     Total investment income......................................         422,302        791,832         1,218,775      2,547,694
                                                                    --------------  -------------    --------------  --------------

 EXPENSES:
   Investment advisory fees.......................................         151,716        349,026           611,052        653,050
   Distribution and servicing fees ...............................          11,205         22,008            82,795         71,984
   Administration fees ...........................................          91,107        208,654           522,631        555,314
   Trustees fees .................................................           1,739          4,374             9,489          9,892
   Other expenses.................................................          12,773         12,314            46,231          3,592
                                                                    --------------  -------------    --------------  --------------
     Total expenses...............................................         268,540        596,376         1,272,198      1,293,832
                                                                    --------------  -------------    --------------  --------------
 Net investment income (loss).....................................         153,762        195,456           (53,423)     1,253,862
                                                                    --------------  -------------    --------------  --------------

 Net realized and unrealized
   gain (loss) on investments:
   Net realized gain (loss) on investments sold...................      (4,719,790)    (2,910,266)       14,045,047      2,148,622
   Net realized gain (loss) on future contracts ..................              --             --           311,306       (293,621)
   Net realized (loss) on foreign exchange contracts
     and foreign currency ........................................         (68,780)      (134,213)       (1,149,976)      (177,122)
   Net change in unrealized appreciation (depreciation) on
     investments..................................................       3,734,773    (10,779,659)       (9,468,547)    16,501,063
   Net change in unrealized appreciation (depreciation) on future
     contracts ...................................................              --             --          (117,229)       117,229
   Net change in unrealized appreciation (depreciation) on
     foreign currency.............................................             392         (5,107)          324,491       (306,792)
                                                                    --------------  -------------    --------------  --------------

   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS...............................................      (1,053,405)   (13,829,245)        3,945,092     17,989,379
                                                                    --------------  -------------    --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS.........................................  $     (899,643) $ (13,633,789)   $    3,891,669  $  19,243,241
                                                                    ==============  =============    ==============  ==============

See accompanying Notes to Financial Statements.

Alleghany Funds
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         Alleghany/Blairlogie
                                                                                         Emerging Markets Fund
                                                                           -----------------------------------------------
                                                                              Ten Months
                                                                                 Ended        Year Ended       Year Ended
                                                                               04/30/99        06/30/98         06/30/97
                                                                           -------------     -------------    -------------
NET ASSETS at beginning of period........................................  $  27,569,318     $  55,175,256    $  80,913,382
                                                                           -------------     -------------    -------------
Increase (decrease) in net assets from operations:
    Net investment income................................................        153,762           195,456          282,163
    Net realized gain (loss) on investments..............................     (4,788,570)       (3,044,479)       3,040,112
    Net change in unrealized appreciation (depreciation)
       on investments....................................................      3,735,165       (10,784,766)       1,584,847
                                                                           -------------     -------------    -------------
    Net increase (decrease) in net assets from operations................       (899,643)      (13,633,789)       4,907,122
                                                                           -------------     -------------    -------------
Distributions to shareowners:
    From net investment income:
       Class N...........................................................         (1,704)               --         (310,022)
       Class I...........................................................        (81,016)               --               --
    Return of Capital Distributions:
       Class N...........................................................           (549)               --               --
       Class I...........................................................        (26,128)               --               --
                                                                           -------------     -------------    -------------
       Total distributions...............................................       (109,397)               --         (310,022)
                                                                           -------------     -------------    -------------

Capital share transactions: Net proceeds from sales of shares:
       Class N (after conversion)........................................      4,825,690         5,950,664        2,901,422
       Class I...........................................................     23,834,837        23,186,970       12,783,823
    Issued to shareowners in reinvestment of distributions:
       Class N (after conversion)........................................          4,501                --               --
       Class I...........................................................         93,520                --          222,233
    Cost of shares repurchased:
       Class N (after conversion)........................................     (6,805,094)       (4,095,422)        (912,811)
       Class I...........................................................    (29,509,614)      (39,014,361)     (45,329,893)
                                                                           -------------     -------------    -------------
         Net decrease from
            capital share transactions...................................     (7,556,160)      (13,972,149)     (30,335,226)
                                                                           -------------     -------------    -------------
         Total decrease in net assets....................................     (8,565,200)      (27,605,938)     (25,738,126)
                                                                           -------------     -------------    -------------
NET ASSETS at end of period (including line A)...........................  $  19,004,118     $  27,569,318    $  55,175,256
                                                                           =============     =============    =============

(A) Undistributed (distribution in excess of) net investment income......  $      (1,001)    $      (3,263)   $     (68,971)
                                                                           -------------     -------------    -------------
Other Information:
    Share  transactions, restated to reflect share conversion
     on April 30, 1999
       (See Note 1):
       Class N:
         Sold............................................................        561,023           497,628          219,000
         Issued to shareowners in reinvestment of distributions..........            159                --               --
         Repurchased.....................................................       (795,208)         (346,442)         (73,123)
                                                                           -------------     -------------    -------------
         Net increase (decrease) in shares outstanding...................       (234,026)          151,186          145,877
                                                                           =============     =============    =============

       Class I:
         Sold............................................................      2,801,577         1,946,376        1,007,887
         Issued to shareowners in reinvestment of distributions..........         10,113                --           18,597
         Repurchased.....................................................     (3,463,865)       (3,340,803)      (3,611,795)
                                                                           -------------     -------------    -------------
         Net decrease in shares outstanding..............................       (652,175)       (1,394,427)      (2,585,311)
                                                                           =============     =============    =============

See accompanying Notes to Financial Statements.

Allegany Funds
Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Alleghany/Blairlogie
                                                                                            International Developed Fund
                                                                                 ------------------------------------------------
                                                                                     Ten Months
                                                                                        Ended        Year Ended       Year Ended
                                                                                      04/30/99        06/30/98         06/30/97
                                                                                  -------------     -------------    -------------
NET ASSETS at beginning of period..........................................       $ 138,750,570     $ 100,313,146    $  75,830,630
                                                                                  -------------     -------------    -------------
Increase in net assets from operations:
    Net investment income (loss)...........................................             (53,423)        1,253,862          728,889
    Net realized gain on investments.......................................          13,206,377         1,677,879        3,807,415
    Net change in unrealized appreciation (depreciation)
       on investments......................................................          (9,261,285)       16,311,500        4,764,506
                                                                                  -------------     -------------    -------------
    Net increase in net assets from operations.............................           3,891,669        19,243,241        9,300,810
                                                                                  -------------     -------------    -------------
Distributions to shareowners:
    From net investment income:
       Class N.............................................................                  --           (37,910)              --
       Class I.............................................................            (461,778)         (833,712)              --
    From realized gain on investments:
       Class N.............................................................            (948,765)         (384,865)        (255,386)
       Class I.............................................................         (12,721,855)       (4,187,682)      (4,188,571)
                                                                                  -------------     -------------    -------------
       Total distributions.................................................         (14,132,398)       (5,444,169)      (4,443,957)
                                                                                  -------------     -------------    -------------

Capital share transactions:
    Net proceeds from sales of shares:
       Class N (after conversion)..........................................         112,028,851        72,268,195        5,977,477
       Class I.............................................................          88,175,722        66,711,810       43,647,770
    Issued to shareowners in reinvestment of distributions:
       Class N (after conversion)..........................................             808,014           382,709          255,381
       Class I.............................................................          12,916,908         4,241,759        3,448,517
    Cost of shares repurchased:
       Class N (after conversion)..........................................        (123,609,614)      (64,166,601)      (6,090,443)
       Class I.............................................................        (112,467,415)      (54,799,520)     (27,613,039)
                                                                                  -------------     -------------    -------------
         Net increase (decrease) from
            capital share transactions.....................................         (22,147,534)       24,638,352       19,625,663
                                                                                  -------------     -------------    -------------
         Total increase (decrease) in net assets...........................         (32,388,263)       38,437,424       24,482,516
                                                                                  -------------     -------------    -------------
NET ASSETS at end of period (including line A).............................       $ 106,362,307     $ 138,750,570    $ 100,313,146
                                                                                  =============     =============    =============
(A) Undistributed (distributions in excess of) net investment income.......       $      (4,476)    $     456,779    $   1,129,312
                                                                                  -------------     -------------    -------------
OTHER INFORMATION:
    Share transactions,  restated to reflect share conversion on
       April 30, 1999 (Note 1):
       Class N:
         Sold..............................................................           8,379,342         5,291,704          487,975
         Issued to shareowners in reinvestment of distributions............              62,711            32,851           21,997
         Repurchased.......................................................          (9,182,886)       (4,642,525)        (485,197)
                                                                                  -------------     -------------    -------------
         Net increase (decrease) in shares outstanding.....................            (740,833)          682,030           24,775
                                                                                  =============     =============    =============
       Class I:
         Sold..............................................................           6,455,344         5,096,974        3,568,011
         Issued to shareowners in reinvestment of distributions............           1,009,365           366,765          296,010
         Repurchased.......................................................          (8,037,843)       (4,102,996)      (2,293,759)
                                                                                  -------------     -------------    -------------
         Net increase (decrease) in shares outstanding.....................            (573,134)        1,360,743        1,570,262
                                                                                  =============     =============    =============

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                            April 30, 1999
--------------------------------------------------------------------------------

                                                                                    Alleghany/Blairlogie
                                                                                    Emerging Markets Fund
                                                       ------------------------------------------------------------------------
                                                                                           Class N
                                                       ------------------------------------------------------------------------
                                                        Ten Months        Year           Year       Eight Months       Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                         04/30/99       06/30/98       06/30/97       06/30/96       10/31/95
                                                       -----------    -----------    -----------    -----------    ------------
Net Asset Value, Beginning of Period..............     $     10.14    $     13.95    $     12.63    $     11.24    $      16.95
                                                       -----------    -----------    -----------    -----------    ------------
   Income from Investment Operations:
     Net investment income .......................            0.05           0.09             --           0.02              --
     Net realized and unrealized gain (loss)
       on investments.............................            0.23          (3.90)          1.32           1.40           (4.95)
                                                       -----------    -----------    -----------    -----------    ------------
       Total from investment operations...........            0.28          (3.81)          1.32           1.42           (4.95)
                                                       -----------    -----------    -----------    -----------    ------------

   Less Distributions:
     Distributions from net investment
       income.....................................              --             --             --          (0.03)          (0.05)
     Distributions from net realized
       gain on investments........................              --             --             --             --           (0.71)
                                                       -----------    -----------    -----------    -----------    ------------
         Total distributions......................              --             --             --          (0.03)          (0.76)
                                                       -----------    -----------    -----------    -----------    ------------
Net increase (decrease) in net asset value........            0.28          (3.81)          1.32           1.39           (5.71)
                                                       -----------    -----------    -----------    -----------    ------------
Net Asset Value, End of Period....................     $     10.42    $     10.14    $     13.95    $     12.63    $      11.24
                                                       ===========    ===========    ===========    ===========    ============

Total Return/(1)/.................................            2.76%        (27.31)%        10.45%         12.70%         (27.96)%

Ratios/Supplemental Data:
   Net Assets, End of Period (in 000's)/(2)/......     $       961    $     1,339    $       117    $       368    $        830
   Ratio of expenses to average net assets/(3)/...            1.68%          1.65%          1.69%          1.61%           1.62%
   Ratio of net investment income to average
     net assets/(3)/..............................            0.69%          0.81%          0.02%          0.18%           0.02%
   Portfolio Turnover/(1)/........................              38%            52%            74%            74%            118%

__________________________________________________________
   (1) Not Annualized
   (2) Net Assets at end of period do not reflect Class A,B, or C net assets prior to April 30, 1999.
   (3) Annualized

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                              April 30, 1999
--------------------------------------------------------------------------------

                                                                              Alleghany/Blairlogie
                                                                              Emerging Markets Fund
                                                  ----------------------------------------------------------------------------
                                                                                     Class I
                                                  ----------------------------------------------------------------------------
                                                  Ten Months      Year         Year     Eight Months     Year         Year
                                                     Ended        Ended        Ended        Ended        Ended        Ended
                                                   04/30/99     06/30/98     06/30/97     06/30/96     10/31/95     10/31/94
                                                  ----------  -----------   ----------  -----------   ----------   -----------
Net Asset Value, Beginning of Period...........  $     10.18  $     13.96   $    12.66  $     11.27   $    16.53   $     12.27
                                                 -----------  -----------   ----------  -----------   ----------   -----------
   Income from Investment Operations:
     Net investment income (loss)..............         0.06         0.06         0.06         0.03         0.07         (0.01)
     Net realized and unrealized gain (loss)
       on investments..........................         0.23        (3.84)        1.30         1.40        (4.55)         4.45
                                                 -----------  -----------   ----------  -----------   ----------   -----------
       Total from investment operations........         0.29        (3.78)        1.36         1.43        (4.48)         4.44
                                                 -----------  -----------   ----------  -----------   ----------   -----------

   Less Distributions:
     Distributions from net investment
       income .................................        (0.03)          --        (0.06)       (0.04)       (0.06)           --
     Distributions from net realized
       gain on investments.....................           --           --           --           --        (0.72)        (0.18)
     Return of capital distributions ..........        (0.01)          --           --           --            --           --
                                                 -----------  -----------   ----------  -----------   ----------   -----------
         Total distributions...................        (0.04)          --        (0.06)       (0.04)       (0.78)        (0.18)
                                                 -----------  -----------   ----------  -----------   ----------   -----------
Net increase (decrease) in net asset value.....         0.25        (3.78)        1.30         1.39        (5.26)         4.26
                                                 -----------  -----------   ----------  -----------   ----------   -----------
Net Asset Value, End of Period.................  $     10.43  $     10.18   $    13.96  $     12.66   $    11.27   $     16.53
                                                 ===========  ===========   ==========  ===========   ==========   ===========
Total Return(1)................................         2.98%      (27.08)%      10.85%       12.70%      (27.70)%       36.31%

Ratios/Supplemental Data:
   Net Assets, End of Period (in 000's)........  $    18,043  $    24,251   $   52,703  $    80,545   $   73,539   $    79,620
   Ratio of expenses to average net assets(2)..         1.43%        1.39%        1.45%        1.35%        1.35%         1.35%
   Ratio of net investment income to average
     net assets(2).............................         0.94%        0.52%        0.45%        0.84%        0.57%        (0.06)%
   Portfolio Turnover(1).......................           38%          52%          74%          74%         118%           79%

---------------------------------
   (1) Not Annualized
   (2) Annualized

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                              April 30, 1999
--------------------------------------------------------------------------------

                                                                                    Alleghany/Blairlogie
                                                                                International Developed Fund
                                                              ----------------------------------------------------------------
                                                                                          Class N
                                                              ----------------------------------------------------------------
                                                                                                                     Eleven
                                                               Ten Months      Year         Year     Eight Months    Months
                                                                  Ended        Ended        Ended        Ended        Ended
                                                                04/30/99     06/30/98     06/30/97     06/30/96     10/31/95*
                                                              -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period.................         $     14.30  $     13.05  $     12.51  $     11.73  $      11.21
                                                              -----------  -----------  -----------  -----------  ------------
   Income from Investment Operations:
     Net investment income (loss)....................               (0.02)        0.17         0.06         0.69          0.02
     Net realized and unrealized gain
       on investments................................                0.16         1.69         1.09         0.72          1.01
                                                              -----------  -----------  -----------  -----------  ------------
       Total from investment operations..............                0.14         1.86         1.15         1.41          1.03
                                                              -----------  -----------  -----------  -----------  ------------

   Less Distributions:
     Distributions from net investment
         income .....................................                  --        (0.03)          --        (0.42)        (0.08)
     Distributions from net realized
       gain on investments...........................               (1.74)       (0.58)       (0.61)       (0.21)        (0.43)
                                                              -----------  -----------  -----------  -----------  ------------
         Total distributions.........................               (1.74)       (0.61)       (0.61)       (0.63)        (0.51)
                                                              -----------  -----------  -----------  -----------  ------------
Net increase (decrease) in net asset value...........               (1.60)        1.25         0.54         0.78          0.52
                                                              -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period.......................         $     12.70  $     14.30  $     13.05  $     12.51  $      11.73
                                                              ===========  ===========  ===========  ===========  ============

Total Return(1)......................................                1.05%       15.33%        9.77%       12.33%         9.61%

Ratios/Supplemental Data:
   Net Assets, End of Period (in 000's)(2)...........         $     5,278  $     6,299  $     2,302  $     5,624  $        675
   Ratio of expenses to average net assets(3)........                1.41%        1.36%        1.38%        1.35%         1.34%
   Ratio of net investment income to average
     net assets(3)...................................               (0.21)%       1.31%        0.52%        1.04%         0.50%
   Portfolio Turnover(1).............................                  36%          60%          77%          60%           58%

---------------------------------
    (1)  Not Annualized
    (2) Net Assets at end of period do not reflect Class A, B, or C net assets prior to April 30, 1999.
    (3)  Annualized
     * Alleghany/Blairlogie International Developed Fund - Class N commenced operations on November 30, 1994.

See accompanying Notes to Financial Statements.

ALLEGHANY FUNDS
Financial Highlights                                              April 30, 1999
--------------------------------------------------------------------------------

                                                                              Alleghany/Blairlogie
                                                                          International Developed Fund
                                                    --------------------------------------------------------------------------
                                                                                    Class I
                                                    --------------------------------------------------------------------------

                                                    Ten Months      Year         Year     Eight Months     Year         Year
                                                       Ended        Ended        Ended        Ended        Ended        Ended
                                                     04/30/99     06/30/98     06/30/97     06/30/96     10/31/95     10/31/94
                                                    ----------    --------     --------   ------------   --------     --------
Net Asset Value, Beginning of Period...........    $   14.32     $   13.12    $  12.54     $  11.74     $   11.86     $  10.69
                                                   ---------     ---------   -----------   --------     ---------     --------
   Income from Investment Operations:
     Net investment income ....................          --           0.16        0.10         0.72          0.10         0.09
     Net realized and unrealized gain
       on investments..........................         0.17          1.73        1.09         0.72          0.30         1.15
                                                   ---------     ---------   -----------   --------     ---------     --------
       Total from investment operations........         0.17          1.89        1.19         1.44          0.40         1.24
                                                   ---------     ---------   -----------   --------     ---------     --------

   Less Distributions:
     Distributions from net investment
       income .................................        (0.05)        (0.11)        --         (0.43)        (0.09)       (0.03)
     Distributions from net realized
       gain on investments.....................        (1.74)        (0.58)      (0.61)       (0.21)        (0.43)       (0.04)
                                                   ---------     ---------   -----------   --------     ---------     --------
         Total distributions...................        (1.79)        (0.69)      (0.61)       (0.64)        (0.52)       (0.07)
                                                   ---------     ----------  -----------   --------     ---------     --------
Net increase (decrease) in net asset value.....        (1.62)         1.20        0.58         0.80         (0.12)        1.17
                                                   ---------     ---------   -----------   --------     ---------     --------
Net Asset Value, End of Period.................    $   12.70     $   14.32    $  13.12     $  12.54     $   11.74     $  11.86
                                                   =========     =========   ===========   ========     =========     ========

Total Return(1)................................         1.31%        15.69%      10.07%       12.54%         3.83%       11.68%

Ratios/Supplemental Data:
   Net Assets, End of Period (in 000's)........    $ 101,084     $ 122,126    $ 94,044     $ 70,207     $  63,607     $ 22,569
   Ratio of expenses to average net assets(2)..         1.16%         1.11%       1.13%        1.10%         1.10%        1.10%
   Ratio of net investment income to average
     net assets(2).............................         0.04%         1.20%       0.85%        0.81%         1.10%        1.12%
   Portfolio Turnover(1).......................           36%           60%         77%          60%           63%          89%

___________________________________________
   (1) Not Annualized
   (2) Annualized

See accompanying Notes to Financial Statements.

ALLEGHANY FUNDS
Notes to Financial Statements                                     April 30, 1999
--------------------------------------------------------------------------------

1. Organization
Alleghany Funds (the "Company") operates as a series company, two series of which are covered by these financial statements: Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund (each, a "Fund" and collectively, the "Funds"). The Company is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"). The Company was organized as a Delaware business trust on September 10, 1993.

After the close of business on April 30, 1999, pursuant to an agreement and plan of reorganization in a tax free business combination, the assets and liabilities of PIMCO Emerging Markets Fund and the PIMCO International Developed Fund (the "Acquired Funds") were transferred to the newly formed series of the Company, the Alleghany/Blairlogie Emerging Markets Fund and the Alleghany/Blairlogie International Developed Fund (the "Acquiring Funds"), in exchange for shares of the Acquiring Funds. Holders of the Institutional class of shares of the Acquired Funds received Class I Shares of the corresponding Acquiring Fund and holders of the Administrative Class of the Acquired Fund received Class N Shares of the corresponding Acquiring Fund. In addition, at the date of transfer for the Alleghany/Blairlogie Emerging Markets Fund, 39,668 of Class A Shares, 21,554 of Class B Shares and 31,837 of Class C Shares converted to 39,559, 21,149 and 31,255 of Class N Shares of the Acquiring Fund at conversion rates of 0.99724,
0.98121 and 0.98170, respectively. At the date of transfer for the Alleghany/Blairlogie International Developed Fund, 75,505 of Class A Shares, 122,227 of Class B Shares and 221,270 of Class C Shares converted to 75,200, 119,741 and 216,942 of Class N Shares of the Acquiring Fund at conversion rates of 0.99597, 0.97966 and 0.98044, respectively. Prior year share information has been restated to reflect the share conversions at April 30, 1999.

The Alleghany/Blairlogie Emerging Markets Fund ("Emerging Markets Fund") seeks long-term growth of capital with investments primarily in common stocks of companies located in emerging market countries. Blairlogie Capital Management is the Adviser for the Fund.

The Alleghany/Blairlogie International Developed Fund ("International Developed Fund") seeks long-term growth of capital through investment primarily in a diversified portfolio of international equity securities. Blairlogie Capital Management is the Adviser for the Fund.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Company in the preparation of financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

ALLEGHANY FUNDS
Notes to Financial Statements                                     April 30, 1999
--------------------------------------------------------------------------------

Foreign Currency: Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareowners: Dividends from net investment income, if any, are declared and paid at least annually to shareowners of record. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. At April 30, 1999, certain amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting and tax characterizations of dividend distributions. Permanent book and tax basis differences relating to net currency losses totaling $68,780 and $1,149,976 were reclassified from accumulated net realized gain on investments to accumulated undistributed net investment income in the Emerging Markets Fund and International Developed Fund, respectively. In addition, permanent book and tax differences in the International Developed Fund relating to the sale of Passive Foreign Investment Company securities and other corporate actions totaling $90,550 were reclassified from accumulated net realized gain on investments to accumulated undistributed net investment income. The International Developed Fund had net operating losses for tax purposes, net of short-term capital gains, of $298,107 which were reclassified from undistributed net investment income to capital paid-in.

Multiclass Operations: Each class offered by the Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes: Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Taxes on Dividends: Dividend income in the statement of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were $48,876 and $150,859 for the ten months ended April 30, 1999 and $54,600 and $203,465 for the year ended June 30, 1998 for the Emerging Markets Fund and International Developed Fund, respectively.

Futures and Options: Each Fund is authorized to enter into futures contracts and options. A Fund may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions: Each Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

ALLEGHANY FUNDS
Notes to Financial Statements                                     April 30, 1999
--------------------------------------------------------------------------------

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee: PIMCO Advisors L.P. ("PIMCO Advisors") served as investment adviser to the Funds through April 30, 1999, pursuant to an Investment Advisory Agreement. PIMCO Advisors received from the Funds a fee based on an annual percentage of the average daily net assets of each Fund as follows: 0.85% for the Emerging Markets Fund and 0.60% for the International Developed Fund. Each Fund also had Blairlogie as the sub-adviser which, under the supervision of PIMCO Advisors, directed the investments of the Fund's assets. Through April 30, 1990, the sub-adviser was an affiliate of PIMCO Advisors. The advisory fees received by PIMCO Advisors were paid in all or in part to the sub-advisers in accordance with the portfolio management agreements.

Administration Fee: For the period covered by these financial statements, PIMCO provided administrative services to the Funds for which it received from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fees for the Institutional and Administrative Classes were charged at the annual rate of 0.50% for the Emerging Markets and International Developed Funds.

Distribution and Servicing Fees: PIMCO Funds Distributors LLC ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., served as the distributor of the Funds' shares for the period covered by these financial statements.

The Funds were permitted to reimburse out of the Administrative Class assets of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provided services in connection with the distribution of shares or administration of plans or programs that used Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal period.

Expenses: The Funds were also responsible for their proportionate share of the following expenses: (i) salaries and other compensation of any of PIMCO Funds executive officers and employees who were not officers, directors, stockholders or employees of PIMCO Advisors, PIMCO, or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors, PIMCO, the sub-adviser, or the PIMCO Funds, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the PIMCO Funds Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees.

Each unaffiliated Trustee of PIMCO Funds received an annual retainer of $45,000, plus $2,000 for each Board of Trustees meeting attended, and $500 for each Audit and Performance Committee meeting attended, plus reimbursement of related expenses. Each Audit and Performance Committee member received an additional annual retainer of $1,000, the Chairman of the Audit and Performance Committees received an additional annual retainer of $2,000, the Chairman of the Independent Trustees received an additional annual retainer of $6,000, and each Vice Chairman of the entire Board received an additional annual retainer of $3,000. These expenses were allocated to the Funds and the other series of PIMCO Funds according to their respective net assets.

Subsequent to their reorganization, the Funds will operate under new investment advisory, administrative, and distribution agreements, as described in the Funds' prospectus.

ALLEGHANY FUNDS
Notes to Financial Statements                                     April 30, 1999
--------------------------------------------------------------------------------

4. Purchases and Sales of Securities
Cost of purchases and proceeds from sales of securities (excluding short-term investments) for the following periods were as follows:

                                           Ten Months Ended April 30, 1999                Year Ended June 30, 1998
                                           -------------------------------                ------------------------
                                           Cost of            Proceeds from            Cost of            Proceeds from
                                          Purchases               Sales               Purchases               Sales
                                          ---------           -------------           ---------           -------------
Emerging Markets Fund                    $  7,645,746         $   15,800,753        $  20,179,467         $  32,657,231
International Developed Fund               40,031,862             60,172,797           62,861,670            58,330,036

5. Federal Income Tax Matters
As of April 30, 1999, the Emerging Markets Fund had remaining capital loss carryforwards that can be utilized in future years as shown below. The Emerging Markets Fund will resume capital gain distribution in the future to the extent gains are realized in excess of the available carryforwards.

                                    Capital Loss Carryforwards
                                    --------------------------
                              Realized Losses              Expiration
                              ---------------              ----------
                               $  10,098,326                 04/30/03
                                   2,693,763                 04/30/06
                                   5,029,591                 04/30/07

6. Shareowner Voting Results (unaudited): At a Special Shareowner Meeting held on February 26, 1999, shareowners of each of the PIMCO Emerging Markets Fund and PIMCO International Developed Fund approved an Agreement and Plan of Reorganization providing, with respect to each PIMCO Fund, for the transfer of assets and stated liabilities of such PIMCO Fund to a newly formed portfolio of Alleghany Funds in exchange for shares of designated classes of such corresponding Alleghany Fund. The results of the voting were as follows:

                                               For              Against          Withheld
PIMCO Emerging Markets Fund                 1,164,693             4,620               855
PIMCO International Developed Fund          4,320,500         1,213,000         1,357,000

7. Year 2000 Compliance (unaudited): The Company utilizes a number of computer programs across its entire operation relying on both internal software systems as well as external software systems provided by third parties. Like other businesses around the world, the Company could be adversely affected if these or other systems are unable to perform their intended functions effectively after 1999 because of the systems' inability to distinguish the year 2000 from the year 1900. This is commonly known as the "Year 2000 problem." The Company has completed its assessment of all mission critical systems. All mission critical hardware and software systems utilized by the Company in its business have been certified as Year 2000 compliant by the appropriate vendor. The Company is in the process of validation testing of all such systems. Testing is scheduled to be completed by June 30, 1999. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds' from this problem, but we do not anticipate that the move to Year 2000 will have a material impact on the Funds' operations.

ALLEGHANY FUNDS
Independent Auditors' Report                                     April 30, 1999
-------------------------------------------------------------------------------

The Board of Trustees and Shareowners of
  Alleghany/Blairlogie Emerging Markets Fund and
  Alleghany/Blairlogie International Developed Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund (the "Funds") as of April 30, 1999, and the related statements of operations, statements of changes in net assets and financial highlights, for the ten-month period ended April 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of operations for the year ended June 30, 1998, statements of changes in net assets for the two-year period ended June 30, 1998, and financial highlights of the Funds for the periods presented through June 30, 1998 were audited by other auditors whose report thereon, dated August 17, 1998, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodians and brokers and by the application of alternative procedures where broker replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of April 30, 1999 and the results of their operations, the changes in their net assets and the financial highlights for the ten-month period then ended, in conformity with generally accepted accounting principles.



                                             /s/ KPMG LLP


Chicago, Illinois
June 25, 1999

GUIDE TO SHAREHOLDER BENEFITS



We're delighted to offer all Alleghany Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call a Shareholder Services Representative Monday through Friday, 9 a.m.
- 7 p.m. ET.

The Easy Way to Grow Your Account:
Start an Automatic Investment Plan/1/

Systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Alleghany Funds account. The service is free, and the minimum initial investment is $50.

Compound Your Earnings with Automatic Dividend Reinvestment

By automatically reinvesting dividends into your Alleghany Funds account, your profits can mount. Monthly and quarterly dividends, and annual capital gain distributions, are reinvested at no charge.

Free, Flexible Exchange Privileges

As your personal needs change, so can your Alleghany Funds investment. Transfers between our funds are free of charge, and it only takes a telephone call.

Low Minimum Initial Investments

The minimum initial investment for all Alleghany Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

Free Check Writing Services Available

If you are an investor of the Alleghany/Chicago Trust Money Market Fund, you can take advantage of free check writing privileges. The minimum amount for each check is $500.

Access Information and Make Transactions Online at Our Web Site

You can access account balances, obtain fund information and make transactions online 24 hours a day, 7 days a week -- in complete security. Alleghany Funds was among the first mutual fund companies to provide these capabilities.

www.alleghanyfunds.com




Our Shareholder Services Line is
at Your Service 24 Hours a Day
--------------------------------------------------------------------------------
Shareholder Services Representatives are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

/1/PERIODIC INVESTMENT PLANS INVOLVE CONTINOUS INVESTMENTS IN SECURITIES REGARDLESS OF PRICE. YOU SHOULD CONSIDER YOUR FINANCIAL ABILITY TO CONTINUE TO PURCHASE SHARES THROUGH PERIODS OF BOTH HIGH AND LOW PRICE LEVELS.

[LOGO]    Alleghany Funds






TRUSTEES

Leonard F. Amari*
Stuart D. Bilton, Chairman
Gregory T. Mutz*
Nathan Shapiro*

*Unaffiliated Trustee


ADVISERS

The Chicago Trust Company
171 North Clark Street
Chicago, IL 60601

Montag & Caldwell, Inc.
3455 Peachtree Road, NE, Suite 1200
Atlanta, GA 30326

Veredus Asset Management LLC
6900 Bowling Boulevard, Suite 250
Louisville, KY 40207

Blairlogie Capital Management
125 Princes Street
Edinburgh EH2 4AD
Scotland


SHAREHOLDER SERVICES

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581


DISTRIBUTORS

First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581


OFFICERS

Kenneth C. Anderson, President
Debra Bunde Comsudes, Vice President
Gerald F. Dillenburg, Vice President,
  Secretary and Treasurer
Laura M. Hlade, Assistant Treasurer


CUSTODIAN

Bankers Trust
One Bankers Trust Place
New York, NY 10001


LEGAL COUNSEL

Sonnenschein Nath & Rosenthal
8000 Sears Tower
Chicago, IL 60606


AUDITOR

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.